Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories	Inventories
The amount of inventory recognized as an expense in "Cost of net sales" in the Consolidated Income Statement during 2021 amounted to $2.5 billion (2020: $2.1 billion, 2019: $2.2 billion). The amount of inventory recognized as an expense in "Cost of other revenues" in the Consolidated Income Statement during 2021 amounted to $62 million (2020: $63 million, 2019: $127 million).

($ millions)	2021	2020
Raw material, consumables	336	278
Work in progress	169	136
Finished products	1,394	1,230
Total inventories	1,899	1,644
Alcon recognized inventory provisions and write-downs amounting to $220 million in 2021 (2020: $304 million, 2019: $181 million) and reversed inventory provisions amounting to $83 million in 2021 (2020: $91 million, 2019: $65 million). Inventory provisions mainly relate to the adjustment of inventory balances to their net realizable value based on the forecasted sales. Reversals are made when the products become salable.